UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act File Number 811-07102
The Advisors’ Inner Circle Fund II
(Exact name of registrant as specified in charter)

c/o CT Corporation
101 Federal Street
Boston, MA 02110
(Address of principal executive offices) (Zip code)
SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: July 31, 2011
Date of reporting period: July 31, 2011

Item 1. Reports to Stockholders.
THE ADVISORS’ INNER CIRCLE FUND II
GRT CAPITAL PARTNERS, L.L.C.
GRT ABSOLUTE RETURN FUND

Annual Report	July 31, 2011
Investment Adviser:
GRT Capital Partners, L.L.C.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
TABLE OF CONTENTS

Shareholders’ Letter	1
Schedule of Investments	4
Statement of Assets and Liabilities	16
Statement of Operations	17
Statements of Changes in Net Assets	19
Statement of Cash Flows	20
Financial Highlights	22
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	33
Trustees and Officers of The Advisors’ Inner Circle Fund II	34
Disclosure of Fund Expenses	42
Notice to Shareholders	44
The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
SHAREHOLDERS’ LETTER
July 31, 2011
Dear Shareholders:
We are pleased to provide you with this annual report for the GRT Absolute Return Fund (the “Fund”), as of July 31, 2011 and for the period from inception (December 14, 2010) through July 31, 2011.
The Benchmark for this fund is a 60/40 blend of the Wilshire 5000 Index and the Barclays US Aggregate Bond Index (the “Benchmark”). During the period, the Fund was essentially flat (0.10%) compared to 5.43% for the Benchmark.
While the Fund managed to preserve capital during its first 8 months, it did underperform the Benchmark. The underperformance was driven primarily by an unfriendly environment for value investors. A highly volatile, fear-driven market environment has seen expensive equities move higher while more attractive equities have been pushed lower. This is not unlike the environment we experienced in 2008.
Since this is the first annual report for the Fund, we would like to review a few key points about the strategy. While the name “Absolute Return” has no standard definition and can mean many different things to many different investors in practice, we would like to outline some of the key elements of our approach.
First, the Fund is a “go anywhere, do anything” style of fund. As an investor, you should expect to see a variety of asset classes from large cap growth equities to small cap value equities, from inflation adjusting government bonds (TIPS) to high yield corporate bonds, from “trade-able” timber to gold mining equities, from cash equivalents to many other asset classes as well as short sales of various asset classes. The goal of this broad spectrum of investments is to provide the raw material for managing volatility in a quickly changing and capricious investment world.
Second, the Fund’s manager is most concerned with the preservation and growth of real (taking into account inflation or the declining value of money over time) purchasing power, not nominal returns. With the unprecedented moves by the Federal Reserve, we believe investors must be wary of the possibility of noticeably higher unexpected inflation. Because of this concern, the Fund will probably have meaningful holdings of commodity (energy, metals, timber) related assets as well as securitized real estate (REITS). Also, holdings of bonds are likely to be emphasized only when real interest rates (again, nominal rates adjusted for

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
inflation) are high or when the manager values the possibility of the returns to government bonds that can result from a general flight to safety.
Finally, while we will use a variety of analytical methods, a key part of the toolkit will be sentiment analysis. Using sentiment metrics that have a long enough history to provide us with a useful calibration, we will tend to be cautious on asset classes when we believe that most investors are overly enthusiastic. On the other hand, when most investors appear to be panicked and selling, we hope to be buying at attractive prices and valuations.
GRT Absolute Return Fund
Rudy Kluiber, CFA
Greg Fraser, CFA
Tim Krochuk, CFA
This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.
Definition of the Comparative Indices
The Barclays Capital U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities.
The Wilshire 5000 Index is a market-capitalization-weighted index of the market value of all stocks actively traded in the U.S. Currently, the index contains over 4,100 components. The index is intended to measure the performance of most publicly traded companies headquartered in the U.S., with readily available price data.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
Growth of a $10,000 Investment
TOTAL CUMULATIVE RETURN FOR THE
PERIOD ENDED JULY 31, 2011*
Cumulative Inception Date
(0.10)%

*	The Fund commenced operations on December 14, 2010.
The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund.
The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.
There are no assurances that the Fund will meet its stated objectives. The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.
Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. If the Adviser had not limited certain expenses, the Fund’s total return would have been lower.
See definition of the comparative indices on page 2.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
SECTOR WEIGHTINGS (Unaudited)†:

	Shares	Value
SCHEDULE OF INVESTMENTS COMMON STOCK — 83.7%
CONSUMER DISCRETIONARY — 9.0%
Apollo Group, Cl A*	2,500	$127,075
Coastal Contacts*	6,000	17,400
Gap (A)(B)	9,000	173,610
General Motors (A)(B)*	2,000	55,360
Hanesbrands*	3,000	91,530
Honda Motor ADR	3,000	119,340
PEP Boys-Manny Moe & Jack (A)(B)	6,000	64,500
Staples	4,000	64,240
Target (A)(B)	4,000	205,960
Tim Hortons	1,000	47,930
TJX (A)(B)	2,000	110,600

		1,077,545

CONSUMER STAPLES — 11.1%
Archer-Daniels-Midland (B)	5,000	151,900
Bunge	1,000	68,810
Clorox (B)	1,500	107,385
Colgate-Palmolive (A)(B)	1,200	101,256
ConAgra Foods (A)(B)	5,000	128,050
Diageo ADR	500	40,620
JM Smucker	1,500	116,880
Kimberly-Clark (A)	3,000	196,080
Kraft Foods, Cl A (A)(B)	3,000	103,140
PepsiCo (A)	2,000	128,080
Wal-Mart Stores (A)	3,500	184,485

		1,326,686

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Shares	Value
COMMON STOCK — continued
ENERGY — 11.0%
Americas Petrogas*	6,000	$14,075
Atwood Oceanics*	2,000	93,400
Cenovus Energy (A)	2,000	76,700
ConocoPhillips (A)	2,000	143,980
Crocotta Energy*	5,000	15,830
Diamond Offshore Drilling (B)	1,500	101,745
Encana (A)	2,000	58,580
Evolution Petroleum*	6,000	44,040
Exxon Mobil (A)	2,000	159,580
Forbes Energy Services*	10,000	28,765
Ithaca Energy*	7,500	17,515
Marathon Oil (A)	2,000	61,940
Marathon Petroleum (A)(B)*	1,000	43,790
Murphy Oil (B)	1,500	96,330
Suncor Energy (A)	3,000	114,660
Total SA ADR (A)(B)	2,500	135,175
Valero Energy (A)(B)	4000	100,480

		1,306,585

FINANCIALS — 2.7%
Bank of New York Mellon	4,000	100,440
Berkshire Hathaway, Cl B*	1,000	74,170
First Pacific ADR	5,000	24,950
Janus Capital Group	5,000	42,200
Weyerhaeuser	4,000	79,960

		321,720

HEALTH CARE — 13.2%
Abbott Laboratories (A)	3,500	179,620
Affymetrix (A)(B)*	6,000	33,900
Boston Scientific*	25,000	179,000
Burcon NutraScience*	1,500	13,651
Chembio Diagnostics*	30,000	12,600
Forest Laboratories (A)(B)*	2,000	74,120
GlaxoSmithKline ADR	3,500	155,470
Johnson & Johnson (A)	2,500	161,975
Medtronic	4,000	144,200
Merck	7,000	238,910
Novartis ADR	2,000	122,400
Pernix Therapeutics Holdings*	200	1,738
Sanofi ADR	3,000	116,250
Trinity Biotech ADR	13,000	137,670

		1,571,504

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Shares	Value
COMMON STOCK — continued
INDUSTRIALS — 1.7%
Delta Air Lines (A)(B)*	5,000	$39,450
ITT	2,000	106,680
Siemens ADR	400	50,916

		197,046

INFORMATION TECHNOLOGY — 18.2%
Advanced Energy Industries (A)(B)*	5,000	53,050
Alcatel-Lucent ADR*	20,000	81,000
Black Box	4,000	113,960
Canon ADR	1,000	48,320
Cisco Systems (A)	12,000	191,640
Computer Sciences (A)(B)	4,500	158,760
Dell (A)(B)*	8,000	129,920
Flextronics International(B)*	5,000	32,250
Google, Cl A(B)*	400	241,476
Hewlett-Packard (A)	4,000	140,640
Hitachi ADR	2,000	123,740
Intel (A)(B)	10,000	223,300
Lexmark International, Cl A(B)*	2,000	67,140
Logitech International*	2,500	24,000
Microsoft (A)(B)	9,000	246,599
MKS Instruments (B)	4,000	99,800
PMC — Sierra*	10,000	69,900
Power-One (B)*	5,000	36,050
Sandvine*	10,000	22,079
Sonus Networks*	22,500	66,600

		2,170,224

MATERIALS — 11.4%
Agnico-Eagle Mines	2,000	111,500
Banro*	10,000	43,600
Barrick Gold (B)	8,500	404,345
Curis Resources*	5,000	11,520
Frontier Rare Earths*	10,000	23,458
Goldcorp (A)(B)	2,500	119,525
IAMGOLD (A)(B)	3,000	60,000
Newmont Mining (A)(B)	3,500	194,635
Northgate Minerals*	40,000	128,800
Prodigy Gold*	5,000	2,618
Silver Wheaton (B)	2,000	72,160
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Shares	Value
COMMON STOCK — continued
MATERIALS — continued
Tasman Metals*	5,000	$21,835
Temple-Inland (A)(B)	5,000	150,100
Trelawney Mining and Exploration*	2,000	10,472

		1,354,568

TELECOMMUNICATION SERVICES — 1.4%
Vodafone Group ADR (B)	6,000	168,600

UTILITIES — 4.0%
American Electric Power	1,500	55,290
Entergy	3,500	233,800
NextEra Energy	1,000	55,250
Southern	3,500	138,390

		482,730

TOTAL COMMON STOCK (Cost 9,873,478)		9,977,208

REGISTERED INVESTMENT COMPANIES — 5.2%
EXCHANGE TRADED FUNDS — 4.2%
iShares MSCI Japan Index Fund	10,000	107,100
iShares MSCI Japan Small Cap	2,500	121,948
iShares MSCI Singapore	3,500	50,365
Market Vectors Vietnam ETF	6,000	117,240
WisdomTree Japan SmallCap Dividend Fund	2,500	112,474

TOTAL EXCHANGE TRADED FUNDS (Cost 517,064)		509,127

CLOSED-END FUNDS — 1.0%
AllianceBernstein Income Fund	5,000	39,350
Korea Fund	1,000	49,800
Royce Value Trust (A)	1,000	25,210

TOTAL CLOSED-END FUNDS (Cost 108,482)		114,360

TOTAL REGISTERED INVESTMENT COMPANIES (Cost 625,546)		623,487

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Contracts	Value
PURCHASED OPTIONS* — 1.5%
Amazon.com Put
Expires 10/22/2011, Strike Price $220.00	5	$6,600
American Axle Put
Expires 10/22/2011, Strike Price $10.00	20	900
Bankrate Put
Expires 12/17/2011, Strike Price $17.50	20	2,800
Cepheid Put
Expires 12/17/2011, Strike Price $25.00	10	400
Ciber Put
Expires 11/19/2011, Strike Price $7.50	30	6,300
Diamonds Foods Put
Expires 9/17/2011, Strike Price $60.00	10	50
DineEquity Put
Expires 12/17/2011, Strike Price $40.00	10	250
Direxion Call
Expires 10/22/2011, Strike Price $35.00	5	3,175
Essex Property Trust Put
Expires 10/22/2011, Strike Price $135.00	5	1,650
Expires 10/22/2011, Strike Price $120.00	5	25
Freescale Put
Expires 9/17/2011, Strike Price $15.00	30	3,000
Expires 12/17/2011, Strike Price $15.00	20	2,200
Gildan Activewear Call
Expires 9/17/2011, Strike Price $30.00	15	2,700
Gildan Activewear Put
Expires 3/17/2012, Strike Price $30.00	30	8,700
Expires 12/17/2011, Strike Price $30.00	5	1,200
Green Mountain Coffee Roasters Put
Expires 1/19/2013, Strike Price $110.00	5	14,250
Expires 9/17/2011, Strike Price $45.00	5	10
Expires 12/17/2011, Strike Price $50.00	5	330
Expires 12/17/2011, Strike Price $57.50	5	505
Harley-Davidson Put
Expires 11/19/2011, Strike Price $34.00	10	630
Expires 11/19/2011, Strike Price $38.00	10	1,360
Intuitive Surgical Put
Expires 10/22/2011, Strike Price $380.00	5	8,250
Expires 10/22/2011, Strike Price $360.00	5	5,850
Iron Mountain Put
Expires 10/22/2011, Strike Price $30.00	10	1,050
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Contracts	Value
PURCHASED OPTIONS* — continued
Lennox International Put
Expires 3/17/2012, Strike Price $30.00	20	$2,200
Lululemon Athletica Put
Expires 9/17/2011, Strike Price $35.00	20	200
Mako Surgical Put
Expires 1/21/2012, Strike Price $25.00	30	7,800
Expires 11/19/2011, Strike Price $25.00	10	2,050
Expires 11/19/2011, Strike Price $35.00	5	3,900
MSCI
Expires 9/17/2011, Strike Price $35.00	10	850
Expires 12/17/2011, Strike Price $35.00	30	5,100
Netflix.com Put
Expires 12/17/2011, Strike Price $200.00	5	4,050
Paetec Holding Put
Expires 12/17/2011, Strike Price $5.00	50	4,000
PolyCom Put
Expires 10/22/2011, Strike Price $60.00	20	7,280
ProShares Short Russell 200 Call
Expires 10/22/2011, Strike Price $31.00	20	2,600
ProShares Ultrashort QQQ Call
Expires 10/22/2011, Strike Price $50.00	5	1,750
Rackspace Hosting Put
Expires 1/21/2012, Strike Price $35.00	30	9,300
RealPage Put
Expires 11/19/2011, Strike Price $25.00	5	1,425
Salesforce.com Put
Expires 1/21/2012, Strike Price $150.00	5	9,625
Expires 11/19/2011, Strike Price $100.00	5	780
Sapient Put
Expires 1/21/2012, Strike Price $12.50	20	2,000
Shutterfly Put
Expires 3/17/2012, Strike Price $55.00	20	11,800
Expires 9/17/2011, Strike Price $50.00	10	300
Sirona Dental Put
Expires 9/17/2011, Strike Price $50.00	40	8,800
SuccessFactors Put
Expires 12/17/2011, Strike Price $25.00	10	2,350
Tempur-Pedic International Put
Expires 3/17/2012, Strike Price $75.00	5	5,600
Ultrashort Lehman 7-10 Call
Expires 10/22/2011, Strike Price $38.00	10	970
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Shares/
	Contracts	Value
PURCHASED OPTIONS* — continued
Ultratech Put
Expires 11/19/2011, Strike Price $25.00	10	$2,450
Vitamin Shoppe Put
Expires 11/19/2011, Strike Price $40.00	20	3,300
Expires 2/18/2012, Strike Price $45.00	3	1,470
Web.com Put
Expires 12/17/2011, Strike Price $10.00	10	2,050
Zoltec Put
Expires 12/17/2011, Strike Price $10.00	50	5,500

TOTAL PURCHASED OPTIONS
(Cost 232,197)		181,685

SHORT-TERM INVESTMENT (C) — 14.2%
Fidelity Institutional Money Market
Funds — Money Market Portfolio, Cl I, 0.13%
(Cost 1,690,615)	1,690,615	1,690,615

TOTAL INVESTMENTS— 104.6% (Cost $12,421,836)		$12,472,995

SECURITIES SOLD SHORT COMMON STOCK — (19.6)%
CONSUMER DISCRETIONARY — (7.0)%
Amazon.com (B)*	(100)	(22,252)
Body Central*	(3,000)	(64,470)
Harley-Davidson (B)	(2,000)	(86,780)
Las Vegas Sands*	(500)	(23,590)
Lululemon Athletica (B)*	(1,400)	(84,756)
Netflix.com (B)*	(400)	(106,396)
Red Robin Gourmet Burgers*	(1,500)	(51,630)
Shutterfly (B) *	(2,000)	(108,800)
Sirius XM Radio*	(10,000)	(21,100)
Tempur-Pedic International (B) *	(1,000)	(72,010)
Tesla Motors*	(2,000)	(56,340)
Toll Brothers*	(4,000)	(79,840)
Under Armour, Cl A*	(800)	(58,728)

		(836,692)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Shares	Value
SECURITIES SOLD SHORT COMMON STOCK — continued
CONSUMER STAPLES — (2.1)%
Diamond Foods (B)	(500)	$(35,795)
Green Mountain Coffee Roasters*	(2,100)	(218,295)

		(254,090)

ENERGY — (0.3)%
Clean Energy Fuels*	(2,500)	(40,025)

FINANCIALS — (1.1)%
Essex Property Trust (B)	(400)	(56,144)
MSCI, Cl A(B)*	(2,000)	(70,980)

		(127,124)

HEALTH CARE — (2.9)%
DexCom*	(4,000)	(56,720)
ExamWorks Group*	(4,000)	(87,520)
MAKO Surgical (B)*	(4,000)	(115,240)
OraSure Technologies*	(10,000)	(92,000)

		(351,480)

INDUSTRIALS — (1.0)%
Intersections	(1,000)	(19,420)
Iron Mountain (B)	(3,000)	(94,890)

		(114,310)

INFORMATION TECHNOLOGY — (3.7)%
OpenTable*	(700)	(49,602)
Rackspace Hosting (B)*	(2,500)	(100,000)
RealPage (B) *	(3,000)	(72,150)
Salesforce.com (B)*	(800)	(115,768)
SuccessFactors (B)*	(1,500)	(40,500)
Synchronoss Technologies*	(1,000)	(29,250)
VeriFone Systems*	(700)	(27,559)

		(434,829)

MATERIALS — (1.5)%
Great Panther Silver*	(10,000)	(33,700)
Intrepid Potash*	(1,000)	(33,250)
Molycorp*	(1,800)	(114,534)

		(181,484)

TOTAL COMMON STOCK (Proceeds $2,056,839)		(2,340,034)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Shares/
	Contracts	Value
EXCHANGE TRADED FUNDS — (0.5)%
iShares MSCI Italy Index Fund	(2,000)	$(31,580)
iShares MSCI Spain	(500)	(19,355)

TOTAL EXCHANGE TRADED FUNDS (Proceeds $56,239)		(50,935)

TOTAL SECURITIES SOLD SHORT— (20.1)% (Proceeds $2,113,078)		$(2,390,969)

WRITTEN OPTIONS* — (0.4)%
Advanced Energy Industries Call
Expires 8/20/2011, Strike Price $12.50	(10)	(100)
Affymetrix Call
Expires 8/20/2011, Strike Price $7.50	(40)	(200)
Archer Daniels Midland Call
Expires 9/17/2011, Strike Price $34.00	(10)	(260)
Barrick Gold Call
Expires 9/17/2011, Strike Price $50.00	(10)	(1,090)
Clorox Call
Expires 10/22/2011, Strike Price $80.00	(5)	(250)
Colgate-Palmolive Call
Expires 8/20/2011, Strike Price $92.50	(3)	(45)
Computer Sciences Call
Expires 9/17/2011, Strike Price $45.00	(10)	(200)
Expires 8/20/2011, Strike Price $40.00	(10)	(350)
Conagra Foods Call
Expires 8/20/2011, Strike Price $26.00	(10)	(400)
Dell Call
Expires 8/20/2011, Strike Price $18.00	(10)	(110)
Delta Airlines Call
Expires 9/17/2011, Strike Price $8.00	(10)	(590)
Expires 8/20/2011, Strike Price $11.00	(10)	(20)
Expires 9/17/2011, Strike Price $11.00	(10)	(60)
Diamond Offshore Drilling Call
Expires 9/17/2011, Strike Price $77.75	(10)	(340)
Flextronics International Call
Expires 10/22/2011, Strike Price $7.00	(10)	(290)
Expires 10/22/2011, Strike Price $8.00	(10)	(80)
Forest Laboratories Call
Expires 8/20/2011, Strike Price $37.00	(20)	(2,100)
Gap Call
Expires 9/17/2011, Strike Price $20.00	(40)	(2,840)
Expires 9/17/2011, Strike Price $21.00	(10)	(360)
Expires 8/20/2011, Strike Price $20.00	(10)	(430)
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Contracts	Value
WRITTEN OPTIONS* — continued
General Motors Call
Expires 8/20/2011, Strike Price $32.00	(10)	$(80)
Expires 8/20/2011, Strike Price $33.00	(10)	(50)
Goldcorp Call
Expires 9/17/2011, Strike Price $55.00	(10)	(500)
Expires 9/17/2011, Strike Price $57.50	(10)	(300)
Google Call
Expires 9/17/2011, Strike Price $675.00	(4)	(1,520)
IAMGOLD Call
Expires 8/20/2011, Strike Price $21.00	(10)	(450)
Intel Call
Expires 8/20/2011, Strike Price $23.00	(10)	(260)
Kraft Foods Call
Expires 9/17/2011, Strike Price $35.00	(10)	(600)
Lexmark International Call
Expires 8/20/2011, Strike Price $34.00	(5)	(500)
Expires 9/17/2011, Strike Price $36.00	(5)	(430)
Marathon Petroleum Call
Expires 8/20/2011, Strike Price $40.00	(5)	(2,150)
Microsoft Call
Expires 8/20/2011, Strike Price $26.00	(10)	(1,640)
MKS Instruments Call
Expires 10/22/2011, Strike Price $30.00	(10)	(450)
Molycorp Put
Expires 9/17/2011, Strike Price $43.00	(5)	(305)
Expires 9/17/2011, Strike Price $48.00	(3)	(303)
Expires 9/17/2011, Strike Price $50.00	(3)	(471)
Expires 8/20/2011, Strike Price $50.00	(5)	(270)
Murphy Oil Call
Expires 8/20/2011, Strike Price $67.50	(5)	(450)
Expires 9/17/2011, Strike Price $70.00	(5)	(525)
Netflix.com Call
Expires 8/20/2011, Strike Price $240.00	(2)	(556)
Netflix.com Put
Expires 8/20/2011, Strike Price $245.00	(2)	(778)
Newmont Mining Call
Expires 9/17/2011, Strike Price $60.00	(5)	(410)
OpenTable Put
Expires 9/17/2011, Strike Price $55.00	(2)	(290)
Expires 8/20/2011, Strike Price $77.50	(2)	(1,640)
Expires 8/20/2011, Strike Price $60.00	(2)	(260)
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
WRITTEN OPTIONS* — continued

	Contracts	Value
Pep Boys-Manny Moe & Jack Call
Expires 8/20/2011, Strike Price $12.50	(2)	$(20)
Power-One Call
Expires 9/17/2011, Strike Price $8.00	(25)	(625)
Silver Wheaton Call
Expires 9/17/2011, Strike Price $39.00	(10)	(1,550)
SuccessFactors Put
Expires 9/17/2011, Strike Price $26.00	(5)	(950)
Expires 9/17/2011, Strike Price $28.00	(10)	(2,950)
Expires 8/20/2011, Strike Price $50.00	(10)	(2,290)
Target Call
Expires 8/20/2011, Strike Price $52.50	(10)	(900)
Temple-Inland Call
Expires 8/20/2011, Strike Price $23.00	(10)	(7,200)
Expires 8/20/2011, Strike Price $32.00	(10)	(100)
Expires 9/17/2011, Strike Price $31.00	(20)	(1,000)
Tesla Motors Put
Expires 8/20/2011, Strike Price $25.00	(10)	(550)
Expires 8/20/2011, Strike Price $26.00	(10)	(790)
TJX Call
Expires 8/20/2011, Strike Price $55.00	(5)	(950)
Total SA Call
Expires 8/20/2011, Strike Price $57.50	(10)	(300)
Under Armour Put
Expires 8/20/2011, Strike Price $62.50	(4)	(160)
Valero Energy Call
Expires 8/20/2011, Strike Price $27.00	(10)	(420)
Expires 9/17/2011, Strike Price $29.00	(20)	(780)
Verifone Systems Put
Expires 9/17/2011, Strike Price $38.00	(5)	(1,300)
Vodafone Group Call
Expires 10/22/2011, Strike Price $30.00	(10)	(450)
Expires 10/22/2011, Strike Price $29.00	(10)	(800)
Expires 9/17/2011, Strike Price $28.00	(10)	(950)
Expires 9/17/2011, Strike Price $29.00	(10)	(500)

TOTAL WRITTEN OPTIONS (Premiums Received $63,781)		$(50,838)

Percentages are based on Net Assets of $11,920,855.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

*	Non-income producing security.

(A)	All or a portion of the shares have been committed as collateral for open short positions.

(B)	Underlying security for a written/purchased call/put option.

(C)	The rate shown is the 7 day effective yield as of July 31, 2011.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange-Traded Fund

MSCI — Morgan Stanley Capital International
The following is a summary of the inputs used as of July 31, 2011 in valuing the Fund’s assets and liabilities carried at value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$9,977,208	$—	$—	$9,977,208
Registered Investment Companies	623,487	—	—	623,487
Purchased Options	181,685	—	—	181,685
Short-Term Investment	1,690,615	—	—	1,690,615

Total Assets	$12,472,995	$—	$—	$12,472,995

Liabilities	Level 1	Level 2	Level 3	Total
Common Stock	$(2,340,034)	$—	$—	$(2,340,034)
Exchange-Traded Fund	(50,935)	—	—	(50,935)
Written Options	(50,838)	—	—	(50,838)

Total Liabilities	$(2,441,807)	$—	$—	$(2,441,807)

For the year ended July 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For further details of investment classifications, reference the Schedule of Investments.
See Note 2 for further details of valuation leveling considerations.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
STATEMENT OF ASSETS AND LIABILITIES

GRT Absolute
Return Fund
Assets:
Investments, at Value (Cost $12,421,836)	$12,472,995
Receivable from Prime Broker	2,066,848
Receivable for Investment Securities Sold	24,685
Deferred Offering Costs	22,970
Accrued Income	13,994
Receivable from Investment Adviser	13,848
Reclaims Receivable	1,267
Prepaid Expenses	1,869

Total Assets	14,618,476

Liabilities:
Securities Sold Short, at Value (Proceeds $2,113,078)	2,390,969
Written Options, at Value (Premiums received $63,781)	50,838
Overdraft of Foreign Currency (Proceeds $12,335)	12,335
Payable for Investment Securities Purchased	190,691
Payable for Capital Shares Redeemed	2,959
Payable due to Investment Adviser	10,137
Shareholder Service Fees Payable	3,209
Payable due to Administrator	1,837
Chief Compliance Officer Fees Payable	1,088
Payable due to Trustees	517
Other Accrued Expenses	33,041

Total Liabilities	2,697,621

Net Assets	$11,920,855

Net Assets Consist of:
Paid-in-Capital	$11,957,858
Accumulated Net Investment Loss	(178)
Accumulated Net Realized Gain on Investments, Written Options and Securities Sold Short	176,922
Net Unrealized Depreciation on Investments, Written Options and Securities Sold Short	(213,789)
Net Unrealized Appreciation on Foreign Currency Transactions	42

Net Assets	$11,920,855

Net Asset Value, Offering Price Per Share — (unlimited authorization — no par value) Advisor Class Shares ( $11,920,855 ÷ 1,192,701)	$9.99

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
STATEMENT OF OPERATIONS

For the Period
Ended
July 31,
2011*
Investment Income
Dividend Income	$103,804
Less: Foreign Taxes Withheld	(3,710)

Total Investment Income	100,094

Expenses
Investment Advisory Fees	70,646
Administration Fees	17,511
Trustees’ Fees	1,555
Chief Compliance Officer Fees	1,088
Offering Costs	38,891
Transfer Agent Fees	20,230
Audit Fees	19,183
Custodian Fees	9,583
Printing Fees	7,090
Dividend Expense	6,442
Shareholder Servicing Fees	3,532
Registration Fees	2,585
Legal Fees	2,450
Broker Fees and Charges on Securities Sold Short	2,227
Insurance and Other Expenses	3,832

Total Expenses	206,845
Less: Waiver of Investment Advisory Fees	(70,646)
Reimbursement from Investment Adviser	(21,549)
Fees Paid Indirectly	(10)

Net Expenses	114,640

Net Investment Loss	(14,546)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
STATEMENT OF OPERATIONS — continued

For the Period
Ended
July 31,
2011*
Net Realized Gain/(Loss) on:
Investments	$102,742
Securities Sold Short	80,359
Written Options	8,367
Foreign Currency Transactions	(178)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	51,159
Securities Sold Short	(277,891)
Written Options	12,943
Foreign Currency Transactions	42

Net Realized and Unrealized Loss on Investments	(22,457)

Net Decrease in Net Assets Resulting from Operations	$(37,003)

*	Commenced operations December 14, 2010.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
STATEMENT OF CHANGES IN NET ASSETS

Period
Ended
July 31,
2011*
Operations:
Net Investment Loss	$(14,546)
Net Realized Gain on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions	191,290
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options, Securities Sold Short and Foreign Currency Transactions	(213,747)

Net Decrease in Net Assets Resulting from Operations	(37,003)

Capital Share Transactions:
Issued	12,394,191
Redemption Fees	994
Redeemed	(437,327)

Net Increase from Capital Share Transactions	11,957,858

Total Increase in Net Assets	11,920,855

Net Assets:
Beginning of Period	—

End of Period (including accumulated net investment loss of $(178))	$11,920,855

Share Transactions:
Issued	1,236,137
Redeemed	(43,436)

Net Increase in Shares Outstanding from Share Transactions	1,192,701

*	Commenced operations December 14, 2010.

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
STATEMENT OF CASH FLOWS

For the Period
Ended
July 31,
2011*
Increase in Cash
Cash Flows from Operating Activities:
Net Decrease in Net Assets Resulting from Operations	$(37,003)
Adjustments to Reconcile Net Decrease in
Net Assets Resulting from Operations to
Net Cash from Operating Activities:
Purchases of Investment Securities	(11,495,338)
Proceeds from Disposition of Investment Securities	866,859
Purchases of Short-Term Investment	(11,633,467)
Proceeds from Disposition of Short-Term Investment	9,942,852
Proceeds from Securities Sold Short	3,595,949
Purchases to Cover Securities Sold Short	(1,402,512)
Purchases to Cover Written Options	(48,794)
Proceeds from Written Options	120,942
Net Realized (Gain)/Loss from:
Investments	(102,742)
Securities Sold Short	(80,359)
Written Options	(8,367)
Net Change in Unrealized (Appreciation)/Depreciation on:
Investments	(51,159)
Securities Sold Short	277,891
Written Options	(12,943)
Increase in Receivable from Prime Broker	(2,066,848)
Increase in Receivable for Investment Securities Sold	(24,685)
Increase in Deferred Offering Costs	(22,970)
Increase in Accrued Income	(13,994)
Increase in Receivable from Investment Adviser	(13,848)
Increase in Reclaims Receivable	(1,267)
Increase in Prepaid Expenses	(1,869)
Increase in Payable for Investment Securities Purchased	190,691
Increase in Overdraft of Foreign Currency	12,335
Increase in Investment Advisory Fees Payable	10,137
Increase in Shareholder Service Fees Payable	3,209
Increase in Payable Due to Administrator	1,837
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
STATEMENT OF CASH FLOWS — continued

For the Period
Ended
July 31,
2011*
Increase in Chief Compliance Officer Fees Payable	$1,088
Increase in Payable Due to Trustees	517
Increase in Accrued Expenses and other Liabilities	33,041

Net Cash Used in Operating Activities	(11,960,817)

Cash Flows From Financing Activities:
Proceeds from Capital Shares Sold	12,394,191
Payments on Capital Shares Redeemed (Including Redemption Fees)	(433,374)

Net Cash Provided by Financing Activities	11,960,817

Net Change in Cash	—
Cash at beginning of period	—

Cash at end of period	$—

*	Commenced operations December 14, 2010.

Amounts designated as “—” are $0.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Period
	Ended
	July 31,
	2011*
Net Asset Value,
Beginning of Period	$10.00

Income from Investment Operations:
Net Investment Loss(1)	(0.01)
Net Realized and Unrealized Gain on Investments, Securities Sold Short and Foreign Currency Transactions	0.00

Total from Investment Operations	(0.01)

Redemption Fees	0.00	††

Net Asset Value, End of Period	$9.99

Total Return†	(0.10)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$11,921
Ratio of Expenses to Average Net Assets (excluding dividends on shorts and brokerage fees on shorts, including waivers and reimbursements)	1.50	%**
Ratio of Expenses to Average Net Assets (including dividends on shorts and brokerage fees on shorts, including waivers and reimbursements)	1.62	%**
Ratio of Expenses to Average Net Assets (excluding dividends on shorts, brokerage fees on shorts, waivers and reimbursements)	2.81	%**
Ratio of Net Investment Loss to Average Net Assets	(0.21)	%**
Portfolio Turnover Rate	11	%**

†	Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Amount less than $0.01.

*	Commenced operations on December 14, 2010.

**	Annualized.

***	Not annualized.

(1)	Per share data calculated using average shares method.
The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
NOTES TO FINANCIAL STATEMENTS
1. Organization:
The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with thirty funds. The financial statements herein are those of the GRT Absolute Return Fund, a diversified fund (the “Fund”). The Fund commenced operations on December 14, 2010. The financial statements of the remaining funds in the Trust are presented separately. The Fund uses an absolute return strategy to seek to produce a positive return under most market conditions. In seeking to profit in either rising or falling markets, the Fund will generally take long positions in securities that GRT Capital Partners, L.L.C. (the “Adviser”), the Fund’s adviser, believes offer the potential for positive returns and take short positions in securities the Adviser believes are likely to underperform. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.
2. Significant Accounting Policies:
The following is a summary of the significant accounting policies followed by the Fund:
Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees (the “Board”). The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2011, there were no fair valued securities.
All Registered Investment Companies held in the Fund’s portfolio are valued at the published net asset value.
In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.
For the period ended July 31, 2011, there have been no significant changes to the Trust’s fair value methodology.
Securities Sold Short — The Fund engages in short selling. To complete a short sale transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest, which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would decrease the proceeds of the security sold. The Fund pays interest to the lender for borrowing the security. This amount is reflected as broker fees and charges on securities sold short in the Statement of Operations. Upon entering into a short position, the fund records the proceeds as a receivable from the prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.
Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.
The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the period ended July 31, 2011, the Fund did not have a tax liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period the Fund did not incur any significant interest or penalties.
Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.
Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.
Options Written/Purchased — The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.
The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.
Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the period from December 14, 2010 through July 31, 2011 are summarized as follows:

	Number of Contracts	Premium

Balance at the beginning
of the period	—	$—
Written	1,211	123,445
Expired	(352)	(26,342)
Closing buys	(225)	(33,322)

Balance at the end of the period	634	$63,781

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.
Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.
Redemption Fees — The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the period ended July 31, 2011, the Fund retained $994 in redemption fees.
Organization and Offering Costs — Organization costs of the Fund, which commenced operations on December 14, 2010, have been expensed as incurred. Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over a twelve month period. As of July 31, 2011, the Fund had $22,970 remaining to be amortized.
3. Transactions with Affiliates:
Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust.
The services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.
4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:
The GRT Absolute Return Fund and the GRT Value Fund, another series of the Trust, presented separately, (the “Funds”) and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds at an annual rate of:
0.12% on the first $250 million of the Funds’ average daily net assets;
0.10% on the next $250 million of the Funds’ average daily net assets; and
0.08% on the Funds’ average daily net assets over $500 million.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
The Funds are subject to a minimum annual administration fee of $190,000, which is allocated among the Funds according to assets. There is also a minimum annual administration fee of $15,000 per additional class.
The Fund has adopted a shareholder servicing plan that provides that the Fund may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on the Fund’s Advisor Class Shares’ average net assets.
DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the period ended July 31, 2011, the Fund earned $10 of cash management credits. This amount is listed as “Fees paid indirectly” on the Statement of Operations.
Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.
5. Investment Advisory Agreement:
Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the “Adviser”), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund’s total annual operating expenses (excluding interest, dividend expenses, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) from exceeding 1.50% of the Fund’s average daily net assets. The Adviser may discontinue the expense limitation at any time. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the “Total Annual Fund Operating Expenses” and 1.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period. As of July 31, 2011, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $92,195, expiring in 2014.
6. Investment Transactions:
The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $11,495,337 and $866,909, respectively, for the period ended July 31, 2011. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
7. Federal Tax Information:
The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
Accordingly, the following permanent differences that are primarily attributable to net investment losses, interest expense on short positions and foreign currency transactions have been reclassified to (from) the following accounts:

Undistributed	Accumulated
Net Investment	Net Realized	Paid-in
Loss	Gain/(Loss)	Capital
$14,368	$(14,368)	$—
As of July 31, 2011, the components of Accumulated Losses on a tax basis were as follows:

Undistributed Ordinary Income	$206,595
Unrealized Appreciation/(Depreciation)	(223,394)
Other Temporary Differences	(20,026)
Post-October Currency Loss	(178)

Total	$(37,003)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
Post-October losses represent losses realized on investment transactions from December 14, 2010 through July 31, 2011, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.
The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, excluding short-term investments and written options, held by the Fund at July 31, 2011 were as follows:

	Aggregate	Aggregate
	Gross	Gross
Federal	Unrealized	Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$12,431,484	$610,561	$(569,050)	$41,511
8. Other:
At July 31, 2011, 84% of total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.
9. New Accounting Pronouncement
In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.
10. Subsequent Events:
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Trustees of the Advisors’ Inner Circle Fund II and Shareholders of GRT Absolute Return Fund
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the GRT Absolute Return Fund (one of the series constituting The Advisors’ Inner Circle Fund II (the “Trust”)), as of July 31, 2011, and the related statement of operations, statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2011, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GRT Absolute Return Fund at July 31, 2011, the results of their operations for the period then ended, and the changes in their net assets for the year then ended, and the financial highlights for the period indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania September 29, 2011

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)
Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Board Members.” Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INTERESTED
BOARD MEMBERS

ROBERT A. NESHER	Chairman	(Since 1994)
64 yrs. old	of the Board
of Trustees

WILLIAM M. DORAN	Trustee	(Since 1992)
1701 Market Street
Philadelphia, PA 19103
71 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
affiliation of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-GRT-4GRT. The following chart lists Trustees and Officers as of July 31, 2011.

	Number of Funds in
	The Advisors’
	Inner Circle Fund II
Principal Occupation(s)	Overseen by Board	Other Directorships
During Past 5 Years	Member	Held by Board Member[3]

Currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.; Director of SEI Global Master Fund, plc; SEI Global Assets Fund, plc; SEI Global Investments Fund, plc; SEI Investments Global, Limited; SEI Investments — Global Fund Services, Limited; SEI Investments (Europe), Limited; SEI Investments — Unit Trust Management (UK), Limited; SEI Global Nominee Ltd.; SEI Opportunity Fund, L.P. SEI Structured Credit Fund, L.P.; SEI Multi-Strategy Funds plc; and SEI Islamic Investments Fund plc.

Self-employed Consultant since 2003; Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976-2003; counsel to the Trust, SEI, SIMC, the Administrator and the Distributor; Director of SEI Investments since 1974; Secretary of SEI Investments since 1978.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P., Director of SEI since 1974; Director of the Distributor since 2003; Director of SEI Investments — Global Fund Services, Limited; SEI Investments Global, Limited; SEI Investments (Europe), Limited; SEI Investments (Asia), Limited; SEI Asset Korea Co., Ltd.; SEI Global Nominee Limited; and SEI Investments — Unit Trust Management (UK) Limited.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY	Trustee	(Since 1994)
80 yrs. old

GEORGE J. SULLIVAN, JR.	Trustee	(Since 1999)
68 yrs. old

BETTY L. KRIKORIAN	Trustee	(Since 2005)
68 yrs. old

CHARLES E. CARLBOM	Trustee	(Since 2005)
76 yrs. old

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Number of Funds in
	The Advisors’
	Inner Circle Fund II
Principal Occupation(s)	Overseen by Board	Other Directorships
During Past 5 Years	Member	Held by Board Member[3]

Attorney, Solo Practitioner since 1994. Partner, Dechert, September 1987-December 1993.	30	Trustee of The Advisors’ Inner Circle Fund, Bishop Street Funds, U.S. Charitable Gift Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, and SEI Alpha Strategy Portfolios, L.P.

Self-Employed Consultant, Newfound Consultants, Inc. since April 1997.	30	Trustee of the Advisors’ Inner Circle Fund, Bishop Street Funds, State Street Navigator Securities Lending Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Director of SEI Alpha Strategy Portfolios, L.P., SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, L.P., member of the independent review committee for SEI’s Canadian-registered mutual funds.

Vice President Compliance, AARP Financial Inc. since 2008, Self-Employed Legal and Financial Services Consultant since 2003, Counsel to State Street Bank Global Securities and Cash Operations from 1995 to 2003.	30	Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds.

Self-Employed Business Consultant, Business Project Inc. since 1997. CEO and President, United Grocers Inc. from 1997 to 2000.	30	Trustee of The Advisors’ Inner Circle Fund and Bishop Street Funds. Director of Oregon Transfer Co.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

INDEPENDENT
BOARD MEMBERS (continued)

MITCHELL A. JOHNSON	Trustee	(Since 2005)
69 yrs. old

JAMES K. DARR	Trustee	(Since 2008)
66 yrs. old

OFFICERS

PHILIP T. MASTERSON	President	(Since 2008)
47 yrs. old

MICHAEL LAWSON	Treasurer, Controller and	(Since 2005)
50 yrs. old	Chief Financial Officer

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

	Number of Funds in
	The Advisors’
	Inner Circle Fund II
Principal Occupation(s)	Overseen by Board	Other Directorships
During Past 5 Years	Member	Held by Board Member[3]

Retired.	30	Director, Federal Agricultural Mortgage Corporation; Trustee of The Advisors’ Inner Circle Fund; Bishop Street Funds; SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Institutional International Trust; SEI Institutional Investments Trust; SEI Institutional Management Trust; SEI Liquid Asset Trust; SEI Tax Exempt Trust; and SEI Alpha Strategies Portfolios, L.P.

CEO, Office of Finance, FHL Banks from 1992 to 2007.	30	Director of Federal Home Loan Bank of Pittsburgh and Manna, Inc. and Trustee of the Advisors’ Inner Circle Fund and Bishop Street Funds.

Managing Director of SEI Investments since 2006. Vice President and Assistant Secretary of the Administrator from 2004 to 2006. General Counsel of Citco Mutual Fund Services from 2003 to 2004. Vice President and Associate Counsel for the Oppenheimer Funds from 2001 to 2003.
	N/A	N/A

Director, SEI Investments, Fund Accounting since July 2005. Manager, SEI Investments Fund Accounting from 1995 to 1998 and 1998 to 2005.	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011
TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND II (Unaudited)

Term of
	Position(s)	Office and
Name, Address,	Held with	Length of
Age[1]	the Trust	Time Served[2]

OFFICERS (continued)

RUSSELL EMERY	Chief Compliance	(Since 2006)
48 yrs. old	officer

DIANNE M. SULZBACH	Vice President	(Since 2011)
34 yrs. old	and Secretary

JAMES NDIAYE	Vice President	(Since 2004)
42 yrs. old	and Assistant Secretary

TIMOTHY D. BARTO	Vice President and	(Since 2000)
43 yrs. old	Assistant Secretary

MICHAEL BEATTIE	Vice President	(Since 2009)
46 yrs. old

KERI ROHN	AML Officer	(Since 2011)
31 yrs. old	Privacy Officer	(Since 2009)

1	Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2	Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust’s Declaration of Trust.

3	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the Investment Company Act of 1940.

1	The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
JULY 31, 2011

Number of Funds in
The Advisors’
Inner Circle Fund II
Principal Occupation(s)	Overseen by Board	Other Directorships
During Past 5 Years	Member	Held by Board Member[3]

Chief Compliance Officer of SEI Structured Credit Fund, L.P., and SEI Alpha Strategy Portfolios, L.P. since June 2007, Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Managed Trust; SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Liquid Asset Trust, and SEI Tax Exempt Trust since March 2006, Director of Investment Product Management and Development, SEI Investments, since February 2003, Senior Investment Analyst — Equity Team, SEI Investments, from March 2000 to February 2003
	N/A	N/A

Counsel at SEI Investments since 2010, Associate at Morgan, Lewis & Bockius LLP from 2006 to 2010; Associate at Morrison & Foerster LLP from 2003 to 2006; Associate at Stradley Ronon Stevens & Young LLP from 2002 to 2003.
	N/A	N/A

Employed by SEI Investments Company since 2004. Vice President, Deutsche Asset Management from 2003-2004. Associate, Morgan, Lewis & Bockius LLP from 2000-2003. Counsel, Assistant Vice President, ING Variable Annuities Group from 1999-2000.
	N/A	N/A

General Counsel, Vice President and Assistant Secretary of SEI Investments Global Funds Services since 1999; Associate, Dechert (law firm) from 1997-1999; Associate, Richter, Miller & Finn (law firm) from 1994-1997.
	N/A	N/A

Director of Client Services at SEI since 2004.	N/A	N/A

Compliance Officer at SEI Investments since 2003	N/A	N/A

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
DISCLOSURE OF FUND EXPENSES (Unaudited)
All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.
Operating expenses such as these are deducted from a mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund’s average net assets; this percentage is known as a mutual fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The table on the following page illustrates your Fund’s costs in two ways.
• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)
Note: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	02/01/11	07/31/11	Ratios	Period*

Actual Fund Return	$1,000.00	$986.20	1.61%	$7.93
Hypothetical 5% Return	1,000.00	$1,016.81	1.61%	$8.05

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value or the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS’ INNER CIRCLE FUND II	GRT ABSOLUTE
RETURN FUND
NOTICE TO SHAREHOLDERS (Unaudited)
For shareholders who do not have a July 31, 2011 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2011 taxable year end, please consult your tax adviser as to the pertinence of this notice.
For the fiscal year ended July 31, 2011, the Fund is designating the following items with regard to distributions paid during the period.

Qualifying for
Corporate
Long-Term	Ordinary		Dividends	Qualifying	Interest	Short-Term
Capital Gain	Income	Total	Received	Dividend	Related	Capital Gain
Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Dividends(3)	Dividends(4)
0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(4)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

GRT Absolute Return Fund
P.O. Box 219009
Kansas City, MO 64121-9009
Investment Adviser:
GRT Capital Partners, L.L.C.
50 Milk Street
21st Floor
Boston, MA 02109
Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave., N.W.
Washington, DC 20004
Independent Registered Public Accounting Firm:
Ernst & Young, LLP
2001 Market Street, Suite 4000
Philadelphia, PA 19103
This information must be preceded or accompanied by a current prospectus for the Fund.
GRT-AR-002-0100

Item 2. Code of Ethics.
The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function.
Item 3. Audit Committee Financial Expert.
(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.
(a) (2) The audit committee financial experts are John Darr and George Sullivan, and they are independent as defined in Form N-CSR Item 3 (a)(2).
Item 4. Principal Accountant Fees and Services.
Fees billed by Ernst & Young LLP (“E&Y”) related to the Advisors’ Inner Circle Fund II (the “Trust”).
E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2011			2010
			All fees and	All other fees		All fees and	All other fees
			services to	and services to		services to	and services to
		All fees and	service	service	All fees and	service	service
		services to the	affiliates that	affiliates that	services to the	affiliates that	affiliates that
		Trust that were	were pre-	did not require	Trust that were	were pre-	did not require
		pre-approved	approved	pre-approval	pre-approved	approved	pre-approval
(a)	Audit Fees	$367,400	$1,853	N/A	$314,172	$1,377	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	N/A	N/A	N/A	N/A	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A
Notes:
(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.
The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.
Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.
Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.
All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.
In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.
(e)(2) Percentage of fees billed to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2011	2010
Audit-Related Fees	0%	0%
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
(f) Not applicable.
(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and $0 for 2011 and 2010, respectively.
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable to open-end management investment companies.
Item 6. Schedule of Investments
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end management investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005
Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.
Not applicable to open-end management investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.
Item 11. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 270.30a-15(b)) or 240.15d-15(b)).
(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Exhibits.
(a)(1) Code of Ethics attached hereto.
(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.
(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson President
Date: October 7, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson President

Date: October 7, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller and Chief Financial Officer
Date: October 7, 2011